Annual Total Returns - Putnam Small Cap Growth Fund - Class A	Total
Entity Listings [Line Items]
Annual Return 2010	28.12%
Annual Return 2011	(3.87%)
Annual Return 2012	14.29%
Annual Return 2013	47.55%
Annual Return 2014	1.99%
Annual Return 2015	(2.82%)
Annual Return 2016	8.50%
Annual Return 2017	20.19%
Annual Return 2018	(2.58%)
Annual Return 2019	37.66%